Note 2 - Investments (Details) - State-Guaranteed Receivables by Contractual Maturity (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Investments (Details) - State-Guaranteed Receivables by Contractual Maturity [Line Items]
Total	$ 7,917,379	$ 8,085,107
Total	9,719,006	9,392,660
State-Guaranteed Receivables [Member]
Note 2 - Investments (Details) - State-Guaranteed Receivables by Contractual Maturity [Line Items]
Due in one year or less	746,216
Due in one year or less	754,778
Due after one year through five years	2,500,881
Due after one year through five years	2,739,016
Due after five years through ten years	3,040,771
Due after five years through ten years	3,837,237
Due after ten years	1,629,511
Due after ten years	2,387,975
Total	7,917,379
Total	$ 9,719,006